Leases - Schedule of Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets	$ 3,542	$ 4,519
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Finance lease right-of-use assets	$ 2,123	$ 0
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Operating lease liabilities	$ 3,736	$ 4,671
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Finance Lease, Liability	$ 2,251	$ 2,281
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities